SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financial income	$ 983		$ 1,043		$ 1,030
Financial costs related to long-term debt	(4,629)		(6,144)		(5,020)
Financial costs related to short-term credit and others	(3,577)		(1,828)		(1,599)
Gain (loss) from marketable securities, net	987	[1],[2]	257	[1],[2]	(911)	[1],[2]
Total	$ (6,236)		$ (6,672)		$ (6,500)

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2011, 2012 and 2013 in amounts of $ (197), $ 957 and $ 985, respectively (see Note 4).
[2]	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).